Earnings Per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Loss for basic and diluted earnings per share
Net income (loss)	$ 15,084	$ (1,928)	$ 34,969	$ (3,471)	$ (7,373)	$ (353)	$ 800	$ (5,772)	$ 44,654	$ (12,698)	$ (59,726)
Shares of Common stock and equivalents:
Weighted average shares basic									68,087	71,827	71,794
Effect of dilutive securities									1,445	0	0
Weighted average common shares - diluted	70,301	68,462	69,301	67,464	69,387	72,749	74,718	72,702	69,532	71,827	71,794
Basic loss per share (USD per share)	$ 0.22	$ (0.03)	$ 0.52	$ (0.05)	$ (0.11)	$ (0.01)	$ 0.01	$ (0.08)	$ 0.66	$ (0.18)	$ (0.83)
Diluted loss per share (USD per share)	$ 0.21	$ (0.03)	$ 0.50	$ (0.05)	$ (0.11)	$ (0.01)	$ 0.01	$ (0.08)	$ 0.64	$ (0.18)	$ (0.83)